ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details 1) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain on sale of assets of Snowflake and shares of Apache Railway	CAD 4.1
Earnings (loss) from discontinued operations, net of tax	CAD 0.0	CAD 0.0	CAD 3.1
Snowflake Mill [Member]
Sales			0.7
Cost of sales, excluding depreciation and amortization			(1.1)
Depreciation and amortization			0.0
Impairment, severances and other closure costs			(0.2)
Restructuring costs			(0.4)
Interest expense, net			0.0
Other income (expense), net			(0.1)
Gain on sale of assets of Snowflake and shares of Apache Railway			4.1
Reorganization items, net (note 6)			0.1
Earnings (loss) from discontinued operations, net of tax			CAD 3.1